UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09709
                                                    ----------------
                      HIGHLAND FLOATING RATE ADVANTAGE FUND
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
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               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
                                                         ------------------

                       Date of fiscal year end: AUGUST 31
                                              ------------------

                   Date of reporting period: NOVEMBER 30, 2005
                                            ----------------------

  Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND



 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (A) - 115.0%
AEROSPACE/DEFENSE - 1.4%
 8,000,000     DeCrane Aircraft Holdings, Inc.
                 First  Lien Term Loan,
                 8.42%, 03/31/08                  8,000,000
               GenCorp, Inc.
                 Credit Linked Certificate of
                 Deposit,
 2,616,250       7.30%, 12/06/10                  2,632,602
   848,750       Term Loan, 7.41%, 12/06/10         854,055
 2,978,824     Vought Aircraft Industries, Inc.
                 Term Loan, 6.72%, 12/22/11       3,007,063
                                            ---------------
                                                 14,493,720
                                            ---------------
AIR TRANSPORT - 1.0%
 1,000,000     American Airlines, Inc.
                 Term Facility, 9.07%,
                 12/17/10                         1,016,880
               Continental Airlines, Inc.
                 Tranche A-1 Term Loan,
   857,143       9.25%, 06/01/11                    811,851
                 Tranche A-2 Term Loan,
 2,142,857       9.25%, 06/01/11                  2,029,629
 2,000,000     Northwest Airlines, Inc.
                 Tranche C Term Loan,
                 10.07%, 11/23/10                 2,027,500
 4,443,795     United Airlines, Inc. DIP
                 Tranche B, 8.62%, 12/30/05       4,474,369
                                            ---------------
                                                 10,360,229
                                            ---------------
AUTOMOTIVE - 4.2%
               Delphi Corp.
 1,000,000       Revolver, 06/18/09 (b)           1,017,920
 8,403,133       Term Loan, 12.50%,
                 06/14/11 (b)                     8,712,368
                 Tranche B DIP Term Loan,
 1,500,000       10/08/07 (b)                     1,519,050
               Federal-Mogul Corp.
                 Supplemental Revolver,
 1,457,560       7.97%, 12/09/05                  1,461,203
                 Tranche B Term Loan,
 5,000,000       6.72%, 02/24/05 (f)              4,678,600
                 Tranche C Term Loan,
   573,404       7.97%, 12/09/05                    574,838
               Goodyear Tire & Rubber Co.
                 Second Lien Term Loan,
 2,500,000       7.06%, 04/30/10                  2,517,450
                 Third Lien Term Loan,
 3,500,000       7.81%, 03/01/11                  3,479,000
               Hayes Lemmerz International, Inc.
 4,375,251       Term Loan B, 7.44%, 06/03/09     4,368,207
 1,000,000       Term Loan C, 06/03/10 (b)          979,500
               Key Plastics LLC
 4,478,754       Term Loan B, 7.20%, 06/29/10     4,456,361
 3,380,100       Term Loan C, 9.97%, 06/25/11     3,304,048
 1,316,775     Plastech, Inc.
                 Term Loan B, 8.77%, 03/31/10     1,251,266
 2,000,000     RJ Tower Corp.
                 Tranche B DIP Term Loan,
                 7.25%, 02/02/07                  2,027,860


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------

AUTOMOTIVE (CONTINUED)
 1,995,000     Tire Rack Holdings, Inc.
                 Tranche B Term Loan,
                 6.08%, 06/24/12                  2,019,938
   723,333     United Components, Inc.
                 Tranche C Term Loan,
                 6.81%, 06/30/10                    733,735
                                            ---------------
                                                 43,101,344
                                            ---------------
BEVERAGE & TOBACCO - 2.4%
 2,683,333     Caribbean Restaurant LLC
                 Tranche B, 6.89%, 06/30/09       2,728,628
 1,097,959     Commonwealth Brands, Inc.
                 Incremental Term Loan,
                 7.25%, 08/28/07                  1,097,959
               Dr. Pepper Bottling Company of Texas
 3,770,176       Tranche B Term Loan,
                 6.18%, 12/19/10                  3,831,893
12,728,961     DS Waters Enterprises LP
                 Term Loan, 8.72%, 11/07/09 (b)  12,180,089
 3,750,000     National Distributing Co., Inc.
                 Second Lien Term Loan,
                 10.70%, 06/01/10                 3,759,375
 1,235,294     Sunny Delight Beverage Co.
                 First Lien Term Loan,
                 8.46%, 08/20/10                  1,238,382
                                            ---------------
                                                 24,836,326
                                            ---------------
BROADCAST RADIO & TELEVISION - 1.6%
 5,500,000     HIT Entertainment PLC
                 Second Lien Term Loan,
                 9.71%, 02/26/13                  5,539,875
 2,000,000     NextMedia Operating, Inc.
                 Second Lien Term Loan,
                 8.62%, 11/15/13                  2,027,500
               Spanish Broadcasting Systems, Inc.
                 First Lien Term Loan,
 2,985,000       6.03%, 06/10/12                  3,030,730
                 Second Lien Term Loan,
   500,000       8.02%, 06/10/13                    508,020
 2,918,192     Warner Music Group
                 Term Loan B, 6.41%, 02/28/11     2,949,884
 1,995,000     Young Broadcasting, Inc.
                 Term Loan, 6.42%, 11/03/12       2,011,199
                                            ---------------
                                                 16,067,208
                                            ---------------
BUILDING & DEVELOPMENT - 6.0%
 6,861,334     Atrium Cos., Inc.
                 Term Loan, 7.89%, 12/28/11       6,859,207
 2,687,488     CB Richard Ellis Services, Inc.
                 Term Loan, 5.84%, 03/31/10       2,700,925
               Custom Building Products, Inc.
                 First Lien Term Loan,
 1,904,754       6.27%, 10/20/11                  1,914,278
                 Second Lien Term Loan,
 1,500,000       9.02%, 04/20/12                  1,492,035

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
BUILDING & DEVELOPMENT (CONTINUED)
 1,500,000     Kuilima Resort Co.
                 First Lien Term Loan,
                 6.97%, 09/30/10                  1,515,000
 1,905,998     Lake at Las Vegas Joint Venture
                 First Lien Term Loan,
                 7.03%, 11/01/09                  1,926,850
 4,686,842     Lion Gables Realty LP
                 Term Loan, 5.84%, 09/30/06       4,709,433
               LNR Property Corp.
                 Tranche A Term Loan,
 1,866,467       7.09%, 02/03/08                  1,878,132
                 Tranche B Term Loan,
13,229,595       7.24%, 02/03/08                 13,317,836
               Morningside Assisted Living
 1,500,000       Mezzanine Loan, 11.38%, 10/12/08 1,500,000
                 Senior Mortgage Loan,
 1,500,000       7.13%, 10/12/08                  1,500,000
               NATG Holdings LLC
                 Credit Linked Certificate of Deposit,
   131,418       6.81%, 01/23/09                    123,533
   126,579       Term Loan A, 8.75%, 01/23/09        29,746
    92,678       Term Loan B1, 9.25%, 01/23/10       24,560
     9,144       Term Loan B2, 9.25%, 01/23/10        8,595
   987,500     Nortek Holdings, Inc.
                 Term Loan, 5.91%, 08/27/11         998,738
 2,992,500     Palmdale Hills Property LLC
                 First Lien Term Loan,
                 7.24%, 05/19/10                  2,992,500
 3,000,000     Panolam Industries Ltd.
                 Term Loan, 6.27%, 09/30/12       3,045,000
 2,500,000     Pivotal Group Promotory
                 First Lien Term Loan,
                 6.97%, 08/31/10                  2,506,250
               Ply Gem Industries, Inc.
                 Canadian Term Loan,
   254,008       6.16%, 02/12/11                    255,596
                 US Dollar Term Loan,
 1,728,596       6.16%, 02/12/11                  1,739,400
               Spanish Peaks Holdings LLC
                 Tranche A Credit-Linked Deposit,
   751,997       3.92%, 08/10/11                    759,517
                 Tranche B Term Loan,
 1,731,359       6.71%, 08/10/11                  1,748,672
   982,500     St. Mary's Cement, Inc.
                 Term Loan B, 6.02%,
                 12/04/09                           995,607
 5,500,000     TE/TOUSA Mezzanine LLC
                 Senior Mezzanine Loan,
                 9.69%, 08/01/09                  5,513,750
   995,733     Yellowstone Mountain Club, LLC
                 Loan, 6.60%, 09/30/10              998,840
                                            ---------------
                                                 61,054,000
                                            ---------------


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------

BUSINESS EQUIPMENT & SERVICES - 5.2%
               ACI Billing Services, Inc.
                 First Lien Term Loan,
   950,000       7.00%, 04/18/10                    954,750
                 Second Lien Term Loan,
   995,000       11.81%, 04/18/11                 1,019,875
 3,125,524     American Achievement Corp.
                 Term Loan B, 6.53%, 03/25/11     3,172,407
 3,580,000     Audio Visual Services Corp.
                 Term Loan, 6.78%, 05/18/11       3,615,800
 4,277,778     Brickman Group Holdings, Inc.
                 Term Loan, 9.80%, 11/15/09       4,267,083
 3,765,101     Carey International, Inc.
                 Second Lien Term Loan,
                 16.30%, 05/10/12                 3,576,846
 4,383,690     CCC Information Services
                 Group, Inc.
                 Term Loan, 6.97%, 08/20/10       4,394,649
 2,000,000     ClientLogic Corp.
                 Second Lien Term Loan,
                 12.94%, 09/03/12                 2,030,000
               Data Transmissions Network Corp.
   962,742       Tranche B Term Loan,
                 7.19%, 03/17/12                    972,369
10,588,235     Eastman Kodak Co.
                 Term B-1 Advance,
                 6.51%, 10/18/12                 10,580,294
 5,663,750     Hillman Group, Inc.
                 Term Loan B, 7.69%,
                 03/30/11                         5,752,218
 2,000,000     IPC Acquisition Corp.
                 First Lien Tranche B Term
                 Loan, 6.97%, 08/05/11            2,015,000
   930,833     Outsourcing Solutions, Inc.
                 Term Loan, 8.72%, 09/30/10         937,815
 2,000,000     Survey Sampling International LLC
                 Second Lien Term Loan,
                 11.28%, 05/06/12                 2,016,240
               WestCom Corp.
                 Second Lien Term Facility,
 6,000,000       11.24%, 06/17/11                 6,116,280
                 Tranche B Term Loan,
 2,359,666       6.99%, 12/17/10                  2,372,928
                                            ---------------
                                                 53,794,554
                                            ---------------
CABLE & SATELLITE TELEVISION - 10.1%
 4,991,627     Adelphia Communications Corp.
                 Tranche B DIP Term Loan,
                 6.31%, 03/31/06                  5,016,585
 2,500,000     Atlantic Broadband Finance LLC
                 Tranche B-1 Term Loan,
                 6.52%, 09/01/11                  2,537,500
 3,500,000     Bresnan Communications LLC
                 Tranche B Term Loan,
                 7.72%, 09/30/10                  3,549,770
 6,402,500     Cebridge Connections, Inc.
                 Second Lien Term Loan,
                 10.03%, 02/23/10                 6,618,584

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
CABLE & SATELLITE TELEVISION (CONTINUED)
               Century Cable Holdings LLC
                 Discretionary Term Loan,
 1,000,000       9.00%, 12/31/09                    985,000
 2,500,000       Revolver, 8.00%, 03/31/09        2,451,050
15,833,333       Term Loan, 9.00%, 06/30/09 (b)  15,649,350
               Charter Communications Operating LLC
                 Tranche A Term Loan,
 4,993,791       7.25%, 04/27/10                  4,985,152
                 Tranche B Term Loan,
 9,862,738       7.50%, 04/27/11                  9,885,817
 5,528,444     Knology, Inc.
                 Second Lien Term Loan,
                 15.74%, 06/29/11                 5,694,297
 3,456,381     Mediacom Broadband Group LLC
                 Term Loan B, 6.11%, 09/30/10     3,497,028
 1,985,000     Mediacom Communications Corp.
                 Term Loan B, 6.38%, 03/31/13     2,012,711
               Millennium Digital Media Systems LLC
 1,995,890       Facility C Term Loan,
                 9.14%, 10/31/08                  2,015,849
               Olympus Cable Holdings LLC
                 Term Loan A, 8.25%,
 6,000,000       06/30/10                         5,910,000
                 Term Loan B, 9.00%,
 7,000,000       09/30/10                         6,905,010
               Puerto Rico Cable Acquisition Co., Inc.
 3,000,000       First Lien Term Loan,
                 7.25%, 07/28/11                  3,050,640
 1,990,000     Rainbow National Services LLC
                 Term Loan B, 7.19%, 03/31/12     2,009,900
               San Juan Cable, LLC
                 First Lien Term Loan,
 2,500,000       6.07%, 10/31/12                  2,528,150
                 Second Lien Term Loan,
 2,500,000       9.57%, 10/31/13                  2,498,450
   995,000     Susquehanna Media Co.
                 Term Loan B, 6.14%,
                 03/31/12                           996,871
               UPC Broadband Holding BV
 6,965,000       Term Loan F2, 7.19%, 03/31/09    7,065,993
 1,500,000       Term Loan H2, 6.80%, 09/30/12    1,511,850
 6,401,226     WideOpenWest LLC
                 Term Loan B, 7.04%, 06/22/11     6,457,236
                                            ---------------
                                                103,832,793
                                            ---------------
CHEMICALS/PLASTICS - 3.5%
               Basell BV
   250,000       Facility B4 USD, 6.91%,
                 08/01/13 (b)                       253,146
   250,000       Facility C4 USD, 7.24%,
                 08/01/14 (b)                       253,150
               Basell USA, Inc.
 1,250,000       Facility B2, 6.91%,
                 08/01/13 (b)                     1,265,037
 1,250,000       Facility C2, 7.24%,
                 08/01/14 (b)                     1,265,100
 2,992,500     Berry Plastics Corp.
                 Term Loan, 5.86%, 12/02/11       3,029,158
 3,500,000     Brenntag AG
                 Faciltiy B2, 6.81%,
                 02/27/12                         3,521,875
 5,519,117     Celenese
                 Dollar Term Loan B,
                 6.31%, 04/06/11                  5,570,279



 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------

CHEMICALS/PLASTICS (CONTINUED)
 5,230,527     Huntsman International LLC
                 Term B Dollar Loan,
                 5.89%, 08/16/12                  5,258,145
   568,196     INVISTA Canada Co.
                 Tranche B-2 Term Loan,
                 6.31%, 04/29/11                    576,719
 1,322,235     INVISTA S.A.R.L.
                 Tranche B-1 Term Loan,
                 6.31%, 04/29/11                  1,342,069
 3,944,108     Kraton Polymers Group of Cos.
                 Term Loan, 6.44%, 12/23/10       4,000,824
               Nalco Co.
                 Tranche A-1 Term Loan,
   965,674       6.66%, 11/04/09                    974,577
                 Tranche B Term Loan,
 2,061,824       5.81%, 11/04/10                  2,091,638
 1,773,784     Polypore, Inc.
                 U S Term Loan, 6.47%,
                 11/12/11                         1,776,746
 4,477,500     Rockwood Specialties Group, Inc.
                 Tranche B Term Loan,
                 6.47%, 07/30/12                  4,540,633
                                            ---------------
                                                 35,719,096
                                            ---------------
CLOTHING/TEXTILES - 0.3%
 2,969,697     Levi Strauss & Co.
                 Tranche A Term Loan,
                 11.18%, 09/29/09                 3,090,623
                                            ---------------
CONGLOMERATE - 0.7%
 3,246,551     Appleton Papers, Inc.
                 Term Loan, 6.58%, 06/11/10       3,283,074
 1,213,811     Jason, Inc.
                 Term Loan B, 9.75%,
                 06/30/07                         1,195,604
               Youth & Family Centered Services, Inc.
 2,676,846       Term Loan B, 7.73%,
                 05/28/11                         2,676,846
                                            ---------------
                                                  7,155,524
                                            ---------------
CONTAINER/GLASS PRODUCTS - 2.5%
 2,875,000     Consolidated Container Co. LLC
                 Term Loan, 7.50%, 12/15/08       2,910,938
 8,926,281     Graham Packaging Co.
                 Term Loan B, 6.56%,
                 10/07/11                         9,047,500
 1,500,000     Graham Packaging International, Inc.
                 Second Lien Term Loan,
                 8.25%, 04/07/12                  1,535,625
 3,624,976     Graphic Packaging International, Inc.
                 Tranche C Term Loan,
                 6.58%, 08/09/10                  3,672,536
 1,975,000     Kranson Industries, Inc.
                 Term Loan, 6.78%, 07/30/11       1,999,688
 4,882,576     Solo Cup, Inc.
                 Term B1 Loan, 6.62%,
                 02/27/11                         4,918,658

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
CONTAINER/GLASS PRODUCTS (CONTINUED)
 1,970,000     U.S. Can Corp.
                 Term Loan B, 7.65%,
                 01/10/10                         1,984,775
                                            ---------------
                                                 26,069,720
                                            ---------------
COSMETICS/TOILETRIES - 0.5%
 2,000,000     MD Beauty, Inc.
                 Second Lien Term Loan,
                 11.25%, 02/18/13                 2,010,000
 2,875,000     Revlon Consumer Products Corp.
                 Term Loan, 10.10%, 07/09/10      2,965,448
                                            ---------------
                                                  4,975,448
                                            ---------------
DIVERSIFIED MANUFACTURING - 0.2%
 1,937,184     Propex Fabrics, Inc.
                 Term Loan, 6.28%, 12/31/11       1,942,027
                                            ---------------
ECOLOGICAL SERVICE & EQUIPMENT - 0.9%
               Allied Waste North America, Inc.
 2,092,951       Term Loan, 6.18%, 01/15/12       2,105,383
                 Tranche A Credit-Linked
                 Deposit,
   790,867       3.86%, 01/15/12                    795,320
 1,827,273     Envirocare of Utah LLC
                 Term Loan, 6.95%, 04/13/10       1,852,964
               Environmental Systems Products
               Holdings
 4,500,000       Second Lien, 14.21%,
                 12/12/10                         4,567,500
                                            ---------------
                                                  9,321,167
                                            ---------------
ELECTRONIC/ELECTRIC - 5.1%
               Comsys Information Technology
                 Services, Inc.
 3,000,000       Second Lien Term Loan,
                 11.91%, 04/30/10                 3,007,500
                 Corel Corp.
                 First Lien Term Loan,
 2,975,000       8.56%, 02/22/10                  2,989,875
                 Second Lien Term Loan,
 2,000,000       13.19%, 08/15/10                 2,010,000
                 GXS Corp.
                 First Lien Term Loan,
 2,000,000       9.08%, 06/20/11                  1,975,000
                 Second Lien Term Loan,
 2,000,000       13.68%, 12/20/11                 2,010,000
               Infor Global Solutions European
                 Finance S.A.R.L.
                 Euro Revolving Credit,
   855,000       7.47%, 04/18/10 (i)                825,075
                 First Lien Term Loan,
 1,795,500       7.00%, 04/18/11                  1,798,876
                 Second Lien Lux Term Loan,
 1,500,000       11.00%, 04/18/12                 1,539,375
               Magellan Holdings, Inc.
                 First Lien Term Loan,
 2,194,500       7.00%, 04/18/11                  2,198,626
                 Second Lien US Term Loan,
 2,500,000       11.00%, 04/18/12                 2,565,625


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------

ELECTRONIC/ELECTRIC (CONTINUED)
 6,441,275     ON Semiconductor Corp.
                 Tranche G Term Loan,
                  7.06%, 12/15/11                 6,511,743
 2,400,000     RedPrairie Corp.
                 Second Lien Term Loan,
                 13.25%, 05/23/09                 2,406,000
12,468,750     SunGard Data Systems, Inc.
                 U S Term Loan, 6.81%,
                 02/11/13                        12,570,744
 2,250,000     Transfirst Holdings, Inc.
                 Second Lien Term Loan,
                 11.56%, 03/31/11                 2,283,750
 2,775,021     UGS Corp.
                 Term Loan, 6.22%, 05/27/11       2,809,708
 4,962,500     Viasystems, Inc.
                 Tranche B Term Loan,
                 8.38%, 09/30/09                  5,024,531
                                            ---------------
                                                 52,526,428
                                            ---------------
EQUIPMENT LEASING - 1.6%
               NES Rentals Holdings, Inc.
                 First Lien Term Loan,
 1,150,000       10.45%, 08/17/09                 1,155,750
       167       Revolver, 7.50%, 08/17/09 (i)          166
                 Second Lien Term Loan,
 2,973,693       6.40%, 08/17/10                  3,041,850
 3,000,000     Penhall International Corp.
                 Second Lien Term Loan,
                 10.84%, 11/01/10                 2,992,500
               United Rentals, Inc.
                 Initial Term Loan,
 5,619,167       6.45%, 02/14/11 (b)              5,683,113
                 Tranche B Credit Linked Deposit,
 3,223,333       3.86%, 02/14/11 (b)              3,259,596
                                            ---------------
                                                 16,132,975
                                            ---------------
FINANCIAL INTERMEDIARIES - 0.5%
 3,000,000     Arias Acquisitions, Inc.
                 Term Loan, 7.77%, 07/26/11       2,996,250
               Stile Acquisition Corp.
                 Canadian Term Loan,
 1,489,585       6.20%, 04/06/13                  1,483,388
                 U S Dollar Term Loan,
   495,428       6.20%, 04/06/13                    492,614
                                            ---------------
                                                  4,972,252
                                            ---------------
FOOD PRODUCTS - 2.8%
 3,000,000     CTI Food Holdings Co. LLC
                 Second Lien Secured Term
                 Loan, 10.31%, 06/02/12           3,060,000
               Interstate Brands Corp.
                 Tranche A Term Loan,
   625,000       8.29%, 07/19/06                    629,688
                 Tranche B Term Loan,
   935,696       8.20%, 07/19/07                    940,955
                 Tranche C Term Loan,
 2,895,340       8.32%, 07/19/07                  2,898,959

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
FOOD PRODUCTS (CONTINUED)
               Krispy Kreme Doughnuts, Inc.
                 Second Lien Tranche A
                 Credit Link Deposit,
   800,000       6.85%, 04/01/10                    800,000
                 Second Lien Tranche B Term Loan,
 3,184,000       10.12%, 04/01/10                 3,184,000
 3,969,643     Luigino's, Inc.
                 Term Loan, 6.96%, 04/02/11       4,004,377
10,239,601     Merisant Co.
                 Tranche B Term Loan,
                 7.49%, 01/11/10 (b)             10,089,284
 3,013,829     Pinnacle Foods Holding Corp.
                 Term Loan, 7.31%, 11/25/10       3,057,168
                                            ---------------
                                                 28,664,431
                                            ---------------
FOOD SERVICES - 0.8%
   997,500     AFC Enterprises, Inc.
                 Tranche B Term Loan,
                 6.31%, 05/09/11                  1,009,969
                 Buffets, Inc.
                 Synthetic Letters of
   500,000       Credit, 3.92%, 06/28/09            505,000
 3,981,488       Term Loan, 7.16%, 06/28/09       4,021,302
 2,842,500     Captain D's Inc., LLC
                 First Lien Term Loan,
                 7.97%, 12/27/10                  2,885,138
                                            ---------------
                                                  8,421,409
                                            ---------------
FOOD/DRUG RETAIL - 1.6%
 1,500,000     Bi-Lo LLC
                 Term Loan, 8.01%, 07/01/11       1,490,625
 4,842,207     Jean Coutu Group, Inc.
                 Term Loan B, 6.16%,
                 07/30/11                         4,878,814
 4,563,758     Michael Foods, Inc.
                 Term Loan B, 6.17%,
                 11/21/10                         4,629,384
 2,487,500     Reliant Pharmaceuticals, Inc.
                 First Lien Term Loan,
                 13.62%, 06/30/08                 2,462,625
               Vitaquest International, Inc.
                 First Lien Term Loan,
 1,990,000       7.63%, 03/07/11                  1,966,359
                 Second Lien Term Loan,
 1,500,000       11.25%, 03/07/12                 1,410,000
                                            ---------------
                                                 16,837,807
                                            ---------------
FOREST PRODUCTS - 0.3%
 2,992,500     NewPage Corp.
                 Term Loan, 7.13%, 05/02/11       3,026,166
                                            ---------------
HEALTH CARE - 7.0%
 4,286,361     Alliance Imaging, Inc.
                 Tranche C1 Term Loan,
                 6.39%, 12/29/11                  4,330,082


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------

HEALTH CARE (CONTINUED)
               American HomePatient, Inc.
                 Secured Promissory Note,
 1,442,482       6.79%, 08/01/09 (g)              1,442,482
                 Unsecured Claim,
       662       8.57%, 08/01/09 (c)(g)                 655
 2,977,500     American Medical Response, Inc.
                 Term Loan, 6.61%, 02/10/12       3,010,074
 2,773,358     Ameripath, Inc.
                 Term Loan, 7.47%, 03/27/10       2,801,092
 2,000,000     Bradley Pharmaceuticals, Inc.
                 Term Loan, 8.35%, 11/14/10       2,000,000
               Carl Zeiss Vision
                 Term B U S Dollar Loan,
 1,000,000       6.95%, 05/04/13                  1,005,000
                 Term C U S Dollar Loan,
 2,000,000       7.45%, 05/04/14                  2,015,000
               CCS Medical, Inc.
                 First Lien Term Loan,
 3,500,000       7.50%, 09/30/12                  3,440,920
                 Second Lien Term Loan,
 1,250,000       12.25%, 03/30/13                 1,192,188
               Cornerstone Healthcare Group
                 Holding, Inc.
                 Senior Subordinated
                 Unsecured Notes,
 1,003,611       14.00%, 07/15/12 (g)             1,013,647
 2,000,000       Term Loan, 8.36%, 07/15/11       2,007,500
 1,995,000     CRC Health Corp.
                 Term Loan, 6.81%, 05/11/11       1,999,988
 2,058,824     DaVita, Inc.
                 Tranche B Term Loan,
                 6.41%, 10/05/12                  2,090,571
 4,000,000     Duloxetine Royalty Sub
                 Term Loan, 8.69%, 10/18/13       4,000,000
 1,155,957     Encore Medical IHC, Inc.
                 Term Loan, 7.36%, 10/04/10       1,168,962
 6,500,000     FHC Health Systems, Inc.
                 Third Lien Term Loan,
                 12.87%, 02/09/11                 6,776,250
 1,000,000     Genoa Healthcare Group LLC
                 Second Lien Term Loan,
                 11.61%, 02/10/13                 1,017,500
 1,969,849     Hanger Orthopedic Group, Inc.
                 Tranche B Term Loan,
                 7.75%, 09/30/09                  1,995,693
               HealthSouth Corp.
 6,284,250       Term Loan, 6.53%, 06/14/07       6,323,527
                 Tranche B Term Loan,
 1,700,000       3.86%, 03/08/10                  1,707,446
 1,972,525     Leiner Health Products Group, Inc.
                 Tranche B Term Loan,
                 7.70%, 05/27/11                  1,988,562
 1,000,000     LifeCare Holdings, Inc.
                 Term Loan, 6.34%, 08/11/12         955,880
 4,500,000     Renal Advantage, Inc.
                 Tranche B Term Loan,
                 6.61%, 10/06/12                  4,550,625

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
HEALTH CARE (CONTINUED)
               Rural/Metro Operating Co. LLC
                 Letter of Credit Term
   720,588       Loan, 3.94%, 03/04/11              732,752
 2,491,176       Term Loan, 6.04%, 03/04/11       2,533,228
   766,667       Select Medical Corp.
                 Revolver, 6.62%, 02/24/11 (i)      761,959
               Skilled Healthcare LLC
                 First Lien Term Loan,
 1,995,000       6.82%, 06/15/12                  2,016,825
                 Second Lien Term Loan,
 3,000,000       11.53%, 12/15/12                 3,080,010
               Triumph Healthcare Second
                 Holdings, LLC
 2,000,000       Second Lien Term Loan,
                 12.61%, 08/31/12                 2,000,840
 1,252,279     Warner Chilcott Co., Inc.
                 Tranche B Acquisition Date
                 Term Loan, 6.89%, 01/18/12       1,252,667
   504,607     Warner Chilcott Corp.
                 Tranche C Acquisition Date
                 Term Loan, 6.77%, 01/18/12         504,294
   233,114     Warner Chilcott Holdings Co. III, Ltd.
                 Tranche D Acquisition Date Term
                 Loan, 6.77%, 01/18/12              232,970
                                            ---------------
                                                 71,949,189
                                            ---------------
HOME FURNISHINGS - 2.8%
27,451,844     Home Interiors & Gifts, Inc.
                 Initial Term Loan,
                 9.22%, 03/31/11 (b)             25,392,956
               Ruby Cone I AB
                 Facility B Term Loan,
 2,000,000       6.28%, 06/01/13                  2,012,760
                 Facility C1 Term Loan,
 1,633,901       6.78%, 06/01/14                  1,652,626
                                            ---------------
                                                 29,058,342
                                            ---------------
INDUSTRIAL EQUIPMENT - 0.7%
 1,460,469     AIRXCEL, Inc.
                 First Lien Term Loan,
                 6.93%, 08/31/12                  1,478,725
   988,655     Dresser, Inc.
                 Term Loan C, 6.72%,
                 04/10/09                         1,000,401
               Penn Engineering & Manufacturing Corp.
 1,000,000       Second Lien Term Loan,
                 10.02%, 05/25/12                 1,015,000
               Terex Corp.
                 Incremental Term Loan,
   355,412       6.91%, 12/31/09                    359,411
 3,535,682       Term Loan, 6.41%, 07/03/09       3,579,878
                                            ---------------
                                                  7,433,415
                                            ---------------


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------

INSURANCE - 0.9%
               American Wholesale Insurance Group, Inc.
                 First Lien Term Loan A,
 1,000,000       7.99%, 10/27/11                  1,005,000
                 Second Lien Term Loan B,
 2,000,000       11.99%, 04/27/12                 2,010,000
 1,750,000     ARG Holdings, Inc.
                 Second Lien Term Loan, 11/30/12
                 (b)                              1,776,250
 1,877,486     Conseco, Inc.
                 Term Loan, 6.14%, 06/22/10       1,893,914
 2,000,000     Mitchell International, Inc.
                 Term Loan, 6.15%, 08/15/11       2,023,120
                                            ---------------
                                                  8,708,284
                                            ---------------
LEISURE GOODS/ACTIVITIES/MOVIES - 6.6%
 3,192,639     AMF Bowling Worldwide, Inc.
                 Term Loan B, 7.19%,
                 08/27/09                         3,226,545
 1,500,000     BLB Investors LLC
                 Second Priority Senior
                 Secured Credit Facility,
                 7.83%, 07/18/12                  1,522,500
23,952,500     Blockbuster Entertainment Corp.
                 Tranche B Term Loan,
                 8.04%, 08/20/11 (b)             23,327,340
 2,000,000     Camelbak Products, Inc.
                 Second Lien Term Loan,
                 10.54%, 02/04/12                 1,980,000
 5,000,000     CNL Hospitality Partners LP
                 Mezzanine A-3 Loan,
                 6.87%, 09/09/06                  5,012,500
 9,505,000     Metro-Goldwyn-Mayer
                 Holdings, Inc./LOC
                 Acquisition Co.
                 Tranche B Term Loan,
                 6.27%, 04/08/12                  9,579,994
               Movie Gallery, Inc.
                 Term Loan A, 7.58%,
 1,187,500       04/27/10                         1,152,374
                 Term Loan B, 7.83%,
 8,229,375       04/27/11                         7,900,200
 4,000,000     Oriental Trading Co., Inc.
                 Second Lien Term Loan,
                 8.81%, 01/08/11                  4,010,000
               Pine Tree Holdings/Pine Tree
                 Country Club
 2,000,000       Second Lien Tranche B
                 Term Loan, 11.64%,
                 07/15/13                         2,035,000
 1,975,800     Polaroid Corp.
                 Second Lien Term Loan,
                 11.34%, 04/27/11                 1,980,740
 6,438,692     Six Flags Theme Parks, Inc.
                 Tranche B Term Loan,
                 6.67%, 06/30/09                  6,518,403
                                            ---------------
                                                 68,245,596
                                            ---------------

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
LODGING & CASINOS - 6.8%
 2,325,000     BRE/ESA Mezz5 LLC
                 Mezzanine D Loan,
                 7.37%, 07/11/08                  2,330,813
12,675,000     BRE/Homestead MEZZ 4 LLC
                 Mezzanine D Loan,
                 7.37%, 07/11/08                 12,706,688
 2,993,625     CCM Merger, Inc./MotorCity Casino
                 Term Loan B, 6.05%, 04/25/12     3,018,322
 3,000,000     CNL Hotel Del Partners LP
                 First Mezzanine Loan,
                 6.37%, 02/09/07                  3,007,500
               Fontainebleu Florida Hotel LLC
                 Tranche A Term Loan,
 3,000,000       7.09%, 05/11/08                  3,000,000
                 Tranche B Term Loan,
 2,000,000       7.09%, 05/11/08                  2,000,000
 3,580,339     Global Cash Access LLC
                 Term Loan B, 6.47%,
                 03/10/10                         3,634,044
 3,940,225     Green Valley Ranch Gaming LLC
                 Term Loan, 6.02%, 12/22/10       3,989,478
 2,200,063     Oak Hill Capital Partners
                 Mezzanine Loan, 8.49%, 02/09/07  2,200,063
13,963,166     OpBiz LLC
                 Term Loan A, 5.30%,
                 08/31/10                        13,984,948
 2,000,000     Penn National Gaming, Inc.
                 Term Loan B, 6.29%,
                 10/03/12                         2,026,780
               Resorts International
                 Holdings Ltd.
                 Second Lien Term Loan,
10,500,000       10.27%, 04/26/13                10,290,000
                 Term Loan B, 6.53%,
 1,958,661       04/26/12                         1,977,856
 1,745,625     Trump Entertainment Resorts,
                 Inc. Term Loan B-1, 6.14%,
                 05/20/12                         1,763,081
 4,000,000     Wynn Las Vegas LLC
                 Term Loan, 6.36%, 12/14/11       4,050,000
                                            ---------------
                                                 69,979,573
                                            ---------------
NONFERROUS METALS/MINING - 2.9%
 2,500,000     Alpha Natural Resources LLC
                 Tranche B Term Loan,
                 6.32%, 10/26/12                  2,519,550
 2,000,000     AMR Technologies, Inc.
                 Term Loan, 7.75%, 08/31/09       2,005,000
               James River Coal Co.
                 Credit Linked Certificate of Deposit,
 2,500,000       3.83%, 11/30/11                  2,528,125
 7,000,000     Mueller Group LLC
                 Term Loan, 6.51%, 10/03/12       7,103,250
 9,203,068     Murray Energy Corp.
                 Tranche B Term Loan,
                 7.22%, 01/28/10                  9,254,790
 5,970,000     Trout Coal Holdings LLC
                 First Lien Term Loan,
                 7.32%, 03/23/11                  5,960,090
                                            ---------------
                                                 29,370,805
                                            ---------------


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
OIL/GAS - 8.2%
 6,000,000     ALON USA
                 Term Loan, 10.64%,
                 01/15/09                         6,180,000
 9,950,000     ATP Oil & Gas Corp.
                 Term Loan, 9.65%, 04/14/10      10,273,375
 4,842,342     Basic Energy Services, Inc.
                 Term Loan B, 6.96%,
                 10/03/09                         4,854,448
 2,493,750     Carrizo Oil & Gas, Inc.
                 Second Lien Term Loan,
                 9.87%, 07/21/10                  2,581,031
 4,500,000     Cheniere LNG Holdings LLC
                 Term Loan, 6.95%, 08/30/12       4,541,220
 2,000,000     CI Acquisition, Inc.
                 Term Loan B, 6.61%,
                 10/17/12                         2,026,880
               Coffeyville Resources LLC
                 First Lien Tranche B Term Loan,
   598,500       6.57%, 06/24/12                    608,148
                 Funded Letter of Credit,
   400,000       3.86%, 06/24/12                    406,668
                 Second Lien Term Loan,
 7,500,000       10.81%, 06/24/13                 7,764,900
 3,000,000     Complete Production Services
                 Term B Facility, 6.72%,
                 09/12/12                         3,034,680
               El Paso Corp.
 2,500,000       Deposit Accounts, 3.50%,
                 11/23/09                         2,511,900
 8,403,677       Term Loan, 6.81%, 11/23/09       8,456,200
 4,000,000     Energy Transfer Partners LP
                 Term Loan, 6.81%, 06/16/08       4,021,000
 6,750,000     Exco Holdings II, Inc.
                 Term Loan, 10.00%, 07/03/06
                 (g)                              6,699,376
 4,000,000     Hawkeye Renewables, LLC
                 Term Loan, 6.93%, 01/31/12       3,980,000
 1,372,872     Headwaters, Inc.
                 First Lien Term Loan B-1,
                 6.46%, 04/30/11                  1,388,316
   371,911     SemCrude LP
                 U S Term Loan, 6.04%,
                 03/16/11                           376,560
               Targa Resources, Inc.
                 Asset Bridge Term Loan,
 2,000,000       6.83%, 10/31/07                  2,000,000
                 Synthetic Term Loan,
   967,742       4.08%, 10/31/12                    975,000
 4,032,258       Term Loan, 6.63%, 10/31/12       4,054,919
 3,000,000     Trident Exploration Corp.
                 Second Lien Term Loan,
                 11.19%, 04/26/11                 3,052,500
 2,000,000     TXOK Acquisition, Inc.
                 Term Loan B, 8.88%,
                 09/27/10                         2,025,000
 1,832,977     Williams Production RMT Co.
                 Term Loan C, 6.37%,
                 05/30/07                         1,857,428
                                            ---------------
                                                 83,669,549
                                            ---------------

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
PUBLISHING - 2.3%
 1,813,312     Adams Outdoor Advertising LP
                 Term Loan, 6.20%, 10/15/11       1,840,131
 4,726,250     American Lawyer Media Holdings, Inc.
                 First Lien Term Loan,
                 6.52%, 03/05/10                  4,726,250
 1,963,873     Herald Media, Inc.
                 First Lien Term Loan,
                 6.78%, 07/22/11                  1,976,147
               North American Membership Group, Inc.
 3,000,000       Second Lien Term Loan,
                 11.52%, 11/18/11                 3,015,000
 2,500,000     PBI Media, Inc.
                 Second Lien Term Loan,
                 10.24%, 09/30/13                 2,487,500
 6,000,000     PRIMEDIA, Inc.
                 Term Loan B, 09/30/13 (b)        5,929,500
 3,800,000     VISANT Corp.
                 Tranche C Term Loan,
                 5.94%, 12/21/11                  3,856,050
                                            ---------------
                                                 23,830,578
                                            ---------------
REAL ESTATE INVESTMENT TRUST - 2.0%
 2,500,000     BioMed Realty LP
                 Senior Secured Term Loan,
                 6.34%, 05/31/10                  2,518,750
 1,097,134     Crescent Real Estate
                 Equities, LP
                 Term Loan, 6.34%, 01/12/06       1,101,588
14,892,697     General Growth Properties, Inc.
                 Tranche B Term Loan,
                 6.22%, 11/12/08                 14,996,350
 2,000,000     Trustreet Properties, Inc.
                 Term Loan, 6.09%, 04/08/10       2,018,760
                                            ---------------
                                                 20,635,448
                                            ---------------
RETAILERS - 1.8%
 2,977,500     Dollarama Group LP
                 Term Loan B, 6.49%,
                 11/18/11                         3,022,163
 2,938,938     Harbor Freight Tools USA
                 Term Loan, 6.62%, 07/15/10       2,970,150
   997,500     MAPCO Express, Inc./MAPCO
                 Family Centers, Inc.
                 Term Loan, 6.72%, 04/28/11       1,008,722
 8,000,000     Neiman Marcus Group, Inc. (The)
                 Term Loan, 6.48%, 04/06/13       8,041,600
 2,950,063     Prestige Brands Holdings, Inc.
                 Tranche B Term Loan,
                 6.31%, 04/06/11                  2,980,802
                                            ---------------
                                                 18,023,437
                                            ---------------


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
STEEL - 0.6%
   828,947     Euramax International Holdings B.V.
                 Second Lien European Term Loan,
                 11.09%, 06/29/13                   826,875
               Euramax International, Inc.
                 First Lien Domestic Term
 1,246,875       Loan, 6.63%, 06/28/12            1,247,399
                 Second Lien Domestic Term
 1,671,053       Loan, 11.09%, 06/29/13           1,618,832
 2,775,000     The Techs Industries, Inc.
                 Term Loan, 7.03%, 01/14/10       2,778,469
                                            ---------------
                                                  6,471,575
                                            ---------------
SURFACE TRANSPORT - 1.5%
 1,000,000     Ozburn-Hessey Holding Co., LLC
                 Term Loan, 08/09/12 (b)          1,016,250
               Quality Distribution, Inc.
                 Synthetic Letters of
 1,954,198       Credit, 3.92%, 11/13/09          1,963,969
   969,697       Term Loan, 7.16%, 11/13/09 (d)     978,182
 6,165,116       Term Loan, 7.16%, 11/13/09 (b)   6,219,061
 1,000,000     SIRVA Worldwide, Inc.
                 Tranche B Term Loan,
                 8.09%, 12/01/10                    954,000
 4,196,429     Transport Industries, LP
                 Term Loan B, 6.56%,
                 09/30/11                         4,235,791
                                            ---------------
                                                 15,367,253
                                            ---------------
TELECOMMUNICATIONS/CELLULAR - 3.4%
 7,875,000     Consolidated Communications,
                 Inc. Term Loan D, 6.42%,
                 10/14/11                         7,914,375
               MetroPCS, Inc.
                 First Lien Tranche B Term
 9,500,000       Loan,
                 8.25%, 05/27/11                 9,777,115
                 Second Lien Term Loan,
 6,000,000       10.75%, 05/27/12                 6,240,000
                 Qwest Corp.
                 Tranche A Term Loan,
 4,000,000       9.02%, 06/30/07                  4,105,680
                 Tranche B Term Loan,
 7,000,000       6.95%, 06/30/10 (g)              7,070,000
                                            ---------------
                                                 35,107,170
                                            ---------------
TELECOMMUNICATIONS/COMBINATION - 2.9%
 4,406,438     Centennial Cellular Operating Co.
                 Term Loan, 6.40%, 02/09/11       4,436,402
               NTELOS, Inc.
                 First Lien Term Loan B,
 1,245,600       6.53%, 08/24/11                  1,257,471
                 Second Lien Term Loan,
 1,500,000       9.03%, 02/24/12                  1,506,240

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------
SENIOR LOAN NOTES (CONTINUED)
 5,000,000     NTL, Inc.
                 B2 Sub-Tranche, 7.14%,
                 04/14/12                         5,021,250
 8,433,778     PanAmSat Corp.
                 Tranche B-1 Term Loan,
                 5.86%, 08/20/11                  8,544,430
 3,943,002     RCN Corp.
                 Term Loan, 8.21%, 12/21/11       3,972,575
 5,000,000     Woodlands Commercial Property Co.
                 Bridge Loan, 7.19%, 02/28/06     5,059,400
                                            ---------------
                                                 29,797,768
                                            ---------------
TELECOMMUNICATIONS/WIRELESS - 3.0%
 1,995,000     CellNet Data Systems, Inc.
                 First Lien Term Loan B,
                 7.17%, 04/26/12                  2,002,481
14,887,500     Cricket Communications, Inc.
                 Term Loan B, 6.52%,
                 01/10/11                        15,064,364
 2,000,000     DPI Holdings, LLC
                 Term Loan, 6.30%, 09/30/10       1,990,000
 5,000,000     FairPoint Communications, Inc.
                 Initial B Term Loan,
                 5.18%, 02/08/12                  5,021,900
               Maritime Telecommunications
                 Network, Inc.
 2,000,000       First Lien Term Loan,
                 6.85%, 04/07/11                  2,010,000
 2,985,000     Telcordia Technologies, Inc.
                 Term Loan, 6.91%, 09/15/12       2,952,344
 2,000,000     WilTel Communications Group, Inc.
                 Second Lien Term Loan,
                 12/31/10 (b)                     2,030,000
                                            ---------------
                                                 31,071,089
                                            ---------------
TELECOMMUNICATIONS/WIRELINE - 0.5%
               Sorenson Communications, Inc.
                 First Lien Term Loan B,
 3,000,000       7.13%, 11/15/12                  3,035,640
                 Second Lien Term Loan,
 2,000,000       11.13%, 05/15/12                 2,044,600
                                            ---------------
                                                  5,080,240
                                            ---------------
UTILITIES - 7.9%
 4,613,197     Allegheny Energy, Inc.
                 Term Advances, 5.79%,
                 03/08/11                         4,670,862
 2,000,000     ANP Funding I, LLC
                 Tranche A Term Loan,
                 7.58%, 07/29/10                  2,008,320
               Boston Generating LLC
    15,918       DSR Letter of Credit,
                 12/31/05 (b)                        23,081
               Project Letter of Credit,
    45,275       12/31/05 (b)                        65,648
   828,326       Project Term Loan,
                 12/31/05 (b)                     1,201,072
                 Working Capital Letter of
   110,482       Credit, 12/31/05 (b)               160,199


 PRINCIPAL AMOUNT
       ($)                                     VALUE ($)
 -----------------                            ------------

UTILITIES (CONTINUED)
               Calpine Construction Finance Co. LP
 4,924,623       First Lien Term Loan,
                 10.09%, 08/26/09                 5,158,543
14,359,818     Calpine Corp.
                 Second Lien Term Loan B,
                 9.90%, 07/16/07 (b)             10,920,642
               CenterPoint Energy, Inc.
 9,696,190       Term Loan, 6.12%, 04/30/10       9,714,419
 4,000,000       Term Loan, 6.91%, 04/30/10       4,007,520
               Covanta Energy Corp.
                 Letter of Credit Term
 1,658,537       Loan, 3.85%, 06/24/12            1,683,415
 1,338,110       Term Loan, 6.96%, 06/24/12       1,358,181
 3,231,946     Infrasource, Inc.
                 Term Loan, 6.78%, 09/30/10       3,248,106
                 KGen, LLC
                 Tranche A Term Loan,
 1,990,000       6.65%, 08/05/11                  1,980,050
                 Tranche B Term Loan,
    34,683       13.02%, 08/05/11                    34,683
 1,361,868     Midwest Generation LLC
                 Term Loan, 6.15%, 04/27/11       1,377,829
               Mirant Corp.
                 Perryville Claim, 07/17/06
 2,500,000       (e)(f)                           2,412,500
                 Revolver, 12/31/05
 8,000,000       (b)(e)(f)                        8,662,560
 2,000,000       Revolver, 07/15/08 (e)(f)        2,146,660
               NRG Energy, Inc.
                 Credit Linked Certificate of Deposit
 1,311,266       3.92%, 12/24/11                  1,317,822
 1,673,269       Term Loan, 5.90%, 12/24/11       1,679,561
 4,565,367     Riverside Energy Center LLC
                 Term Loan, 8.49%, 06/24/11       4,725,155
               Rocky Mountain Energy Center LLC
                 Credit Linked Certificate of Deposit
   361,073       4.14%, 06/24/11                    368,295
 3,159,350       Term Loan, 8.49%, 06/24/11       3,269,927
               Texas Genco LLC
                 Delayed Draw Term Loan,
   290,846       5.89%, 12/14/11                    291,463
 6,988,218       Initial Term Loan, 5.90%,
                 12/14/11                         7,003,033
               Thermal North America, Inc.
                 Credit Linked Certificate of
                 Deposit
   500,000       5.84%, 10/12/13                    504,690
 1,500,000       Term Loan, 5.87%, 10/12/13       1,515,000
                                            ---------------
                                                 81,509,236
                                            ---------------

               TOTAL SENIOR LOAN NOTES
                 (COST $1,171,775,555)        1,181,703,794
                                            ---------------

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


 PRINCIPAL AMOUNT
        $                                      VALUE ($)
 -----------------                            ------------
FOREIGN VARIABLE RATE SENIOR LOAN NOTES (A) - 8.2%
FRANCE - 1.0%
EUR
 2,500,000     Novalis S.A.S.
                 Second Lien Term Loan,
                 7.90%, 12/31/13                  2,991,594
               Vivarte (Financiere PAI)
                 Term Loan B, 4.88%,
 3,000,000       08/05/13                         3,563,386
                 Term Loan C, 4.63%,
 3,000,000       08/05/14                         3,581,071
                                            ---------------
                                                 10,136,051
                                            ---------------
GERMANY - 1.0%
EUR
 3,625,000     debitel (Netherlands)
                 Holding BV
                 Second Lien Term Loan,
                 9.15%, 06/11/14                  4,379,224
               debitel Konzemfinanzierungs GmbH
 1,125,000       Term Facility B, 4.90%,
                 06/11/13                         1,338,259
   803,571       Term Facility C1, 5.40%,
                 06/11/14                           956,250
   321,429       Term Facility C2, 5.40%,
                 06/11/14                           382,026
               iesy Hessen GmbH & Co.
                 Facility B, 5.71%,
 1,500,000       02/14/13                         1,774,902
                 Faciltiy C, 5.21%,
 1,500,000       02/14/14                         1,780,809
                                            ---------------
                                                 10,611,470
                                            ---------------
ITALY - 0.7%
EUR
               Prysmian Cables & Systems, Inc.
                 Second Lien Term Loan,
 3,461,538       9.00%, 01/20/15                  4,151,145
   875,000       Euro Term Loan B, 4.75%,
                 08/04/12                         1,038,547
   875,000       Euro Term Loan C, 4.75%,
                 08/04/12                         1,038,888
                 Second Lien Tranche C Term
 1,038,462       Loan, 9.00%, 01/20/15            1,245,343
                                            ---------------
                                                  7,473,923
                                            ---------------
SWITZERLAND - 0.2%
EUR
 2,193,144     Merisant Co.
                 Tranche A (Euro) Term
                 Loan, 5.49%, 01/11/09            2,504,814
                                            ---------------
UNITED KINGDOM - 5.3%
GBP
               Debenhams Finance Holdings PLC
 2,500,000       Sterling Tranche B, 7.38%,
                 03/31/13                         4,202,284
 2,500,000       Sterling Tranche C, 7.88%,
                 03/31/14                         4,170,963
               Inpower 2 Ltd.
 2,120,000       Facility A2, 8.64%,
                 06/30/15 (e)                    14,430,782
   400,000       Facility A2, 3.64%,
                 12/30/20 (e)                             0


 PRINCIPAL AMOUNT
        $                                      VALUE ($)
 -----------------                            ------------
FOREIGN VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)
UNITED KINGDOM (CONTINUED)
 3,125,000     PlayPower, Inc.
                 Add-on Term Loan,
                 7.59%, 12/18/09                  5,481,863
               Red Football Ltd.
                 Facility B Term Loan,
 1,250,000       7.85%, 05/11/13                  2,200,856
                 Facility C Term Loan,
 1,250,000       8.35%, 05/11/14                  2,195,449
 2,000,000       Term Loan D, 11.10%,
                 05/11/14                         3,543,000
 1,402,875     SunGard UK Holdings Ltd.
                 U.K. Term Loan, 7.09%,
                 02/11/13                         2,447,250
 4,000,000     Teesside Power Ltd.
                 Term Loan, 04/01/08 (b)          6,904,308
               Trinitybrook PLC
 2,500,000       Term Loan B1, 7.34%,
                 07/31/13                         4,297,153
                 Term Loan C, 7.84%,
 2,500,000       07/31/14                         4,297,369
                                            ---------------
                                                 54,171,277
                                            ---------------

               TOTAL FOREIGN VARIABLE RATE
                 SENIOR LOAN NOTES
                 (COST $81,971,013)              84,897,535
                                            ---------------

     SHARES
    ---------
COMMON STOCKS (H) - 0.3%
BUSINESS SERVICES - 0.0%
    40,800     NATG Holdings LLC (c)                      0
                                            ---------------
TELECOMMUNICATIONS/COMBINATION - 0.0%
     2,167     Eningen Realty (c)                         0
                                            ---------------
TELECOMMUNICATIONS/WIRELESS - 0.3%
    76,137     Leap Wireless International,
                 Inc.                             2,897,774
                                            ---------------

               TOTAL COMMON STOCKS
                 (COST $696,661)                  2,897,774
                                            ---------------
PREFERRED STOCK - 0.0%
DIVERSIFIED MANUFACTURING - 0.0%
    14,382     Superior Telecom, Inc.,
                 Series A                            11,506
                                            ---------------

               TOTAL PREFERRED STOCK
                 (COST $14,382)                      11,506
                                            ---------------
FOREIGN COMMON STOCKS (H) - 0.0%
UTILITIES - 0.0%
   400,000     Inpower 2 Ltd.                             0
                                            ---------------

               TOTAL FOREIGN COMMON STOCKS
                 (COST $0)                                0
                                            ---------------

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


TOTAL INVESTMENTS - 123.5%                    1,269,510,609
                                            ---------------
    (cost of $1,254,457,611) (j)

OTHER ASSETS & LIABILITIES, NET - (23.5)%     (241,625,868)
                                            ---------------

NET ASSETS - 100.0%                           1,027,884,741
                                            ===============
 ---------------------
      Notes to Investment Portfolio:
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by (g), all senior loans carry a variable rate interest.)
      These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered
      Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at November 30, 2005. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(c) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(d)   Loans held on participation.
(e) The issuer is in default of certain debt covenants. Income is not being accrued.
(f) This issue is under the protection of the Federal bankruptcy court.
(g)   Fixed rate senior loan
(h)   Non-income producing security.
(i) Senior Loan Note has additional unfunded loan commitment. As of November 30, 2005, the Portfolio had unfunded loan commitments of $28,503,066, which could be extended at the option of the Borrower, pursuant to the following loan agreements:


                                        UNFUNDED
                                          LOAN
BORROWER                               COMMITMENT
Covanta Energy Corp.                $   1,000,000
Cricket Communications, Inc.            5,000,000
Decrane Aircraft Holdings, Inc.         2,000,000
Dobson Cellular Systems, Inc.             625,000
Eastman Kodak Co.                       4,411,765
Federal-Mogul Corp.                       117,897
Infor Global Solutions S.A.R.L.         1,395,000
Interstate Bakeries Corp.               7,500,000
Midwest Generations LLC                 2,000,000
NES Rentals Holdings, Inc.                666,499
Select Medical Corp.                    1,233,333
Transport Industries, LP                  803,572
Trump Entertainment Resorts, Inc.   $   1,750,000
                                    -------------
                                    $  28,503,066
                                    =============

(j)   Cost for Federal income tax purposes is $1,253,938,353.

      Gross unrealized appreciation        $  22,030,711
      Gross unrealized depreciation           (6,458,455)
                                           -------------
      Net unrealized appreciation          $  15,572,256
                                           =============

DIP   Debtor in Possession
DSR   Debt Service Reserve
EUR   Euro Currency
GBP   Great Britain Pound

               FOREIGN VARIABLE SENIOR LOAN NOTES
                  INDUSTRY CONCENTRATION TABLE:
                     (% of Total Net Assets)

Retail......................................  2.3%
Utilities...................................  2.1%
Leisure Goods/Activities/Movies.............  1.3%
Electronic/Electric.........................  1.0%
Telecommunications/Cellular.................  0.7%
Cable & Satellite Television................  0.3%
Clothing/Textiles...........................  0.3%
Food Products...............................  0.2%
                                            ------
Total.......................................  8.2%
                                            ======

NOVEMBER 30, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND


SECURITY VALUATION
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected Fund securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FLOATING RATE ADVANTAGE FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date     JANUARY 17, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date     JANUARY 17, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     JANUARY 17, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.